Retirement Benefits (Schedule of Estimated Future Benefit Payments for Pension and Postretirement Benefits) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Domestic Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2018	$ 254
2019	268
2020	285
2021	294
2022	303
2023-2027	1,642
Domestic Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	4
2019	4
2020	4
2021	4
2022	3
2023-2027	14
Foreign Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2018	279
2019	297
2020	305
2021	316
2022	326
2023-2027	1,837
Foreign Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	3
2019	4
2020	4
2021	3
2022	3
2023-2027	$ 17